Other Operating Gains (Losses), Net - Schedule of Other Operating Gains (Losses), Net (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Other Operating Gains (Losses), Net [Abstract]
Gain (loss) on disposal of assets	$ (131)	$ (33)	$ 3,819	$ (18)
Other operating gains (losses), net	$ (131)	$ (33)	$ 3,819	$ (18)